                                                   [VARIABLE ACCOUNT N GRAPHIC]

WEALTH BUILDING OPPORTUNITY

NATIONAL SECURITY
VARIABLE ACCOUNT N



                                          ANNUAL REPORT
                                          ------------------------------------
                                          DECEMBER 31, 2003


                                          National Security Variable Account N




[GRAPHIC] NATIONAL SECURITY
          LIFE AND ANNUITY CO.
          BINGHAMTON, NEW YORK

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                   ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE CHIEF EXECUTIVE OFFICER

We are pleased to provide you with your copy of the 2003 National Security Life and Annuity Variable Account N Annual Report. The report outlines the performance of the underlying portfolios owned by National Security Life and Annuity Variable Account N for 2003. We're pleased to share these results with you.

Please also refer to the accompanying Fund Annual Report for detailed information regarding Ohio National Fund, Inc. and any other fund to which you allocated your contract values.

We appreciate you choosing a National Security Life and Annuity product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-877-446-6060.

/s/ JOHN J. PALMER

Chief Executive Officer
February 20, 2004

                               ABOUT THIS REPORT

This report is a presentation of the National Security Life and Annuity Variable Account N. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in National Security Life and Annuity Variable Account N.

THIS ANNUAL REPORT HAS FOUR MAJOR SECTIONS:

STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY
This statement lists all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

STATEMENTS OF OPERATIONS
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Expenses included are the risk and administrative expenses, which are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as fund shares are sold, and the change in unrealized gain or loss.

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
The Statements of Changes in Contract Owners' Equity include increase or decrease in Contract Owners' Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of these two sections represents the Net Change in Contract Owners' Equity which, when added to the beginning Contracts Owners' Equity, equals Contract Owners' Equity at the end of the reporting period. The Changes in Units section illustrates the number of units purchased and redeemed for each underlying fund subaccount during the period reported.

NOTES TO THE FINANCIAL STATEMENTS
The Notes to the Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
6,034 Shares (Cost $137,316)................................     $149,514               $149,514
Money Market Subaccount
4,140 Shares (Cost $41,396).................................       41,396                 41,396
Bond Subaccount
4,922 Shares (Cost $53,032).................................       52,665                 52,665
International Subaccount
14,485 Shares (Cost $114,507)...............................      126,166                126,166
International Small Co. Subaccount
91 Shares (Cost $1,066).....................................        1,116                  1,116
Small Cap Growth Subaccount
1,885 Shares (Cost $12,845).................................       13,834                 13,834
Blue Chip Subaccount
80 Shares (Cost $722).......................................          809                    809
High Income Bond Subaccount
2,605 Shares (Cost $19,917).................................       20,421                 20,421

STRONG VARIABLE INSURANCE FUNDS, INC.:
Opportunity II Subaccount
653 Shares (Cost $10,594)...................................       12,394                 12,394

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS II:
Core Plus Fixed Income Subaccount
312 Shares (Cost $3,560)....................................        3,591                  3,591
US Real Estate Subaccount
1,475 Shares (Cost $21,322).................................       22,915                 22,915

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
100 Shares (Cost $915)......................................          997                    997
Core US Equity Subaccount
2,502 Shares (Cost $25,269).................................       27,322                 27,322
Capital Growth Subaccount
619 Shares (Cost $5,562)....................................        5,936                  5,936

LAZARD RETIREMENT SERIES, INC.:
Small Cap Subaccount
1,306 Shares (Cost $18,965).................................       19,216                 19,216

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------
THE PRUDENTIAL SERIES FUND, INC.:
Jennison 20/20 Focus Subaccount
4,053 Shares (Cost $39,582).................................     $ 42,961               $ 42,961
Jennison Subaccount
361 Shares (Cost $5,571)....................................        5,936                  5,936

UBS SERIES TRUST:
Tactical Allocation Subaccount
470 Shares (Cost $5,282)....................................        5,776                  5,776

FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CL 2:
VIP Mid Cap Subaccount
46 Shares (Cost $1,066).....................................        1,106                  1,106
VIP Contrafund Subaccount
386 Shares (Cost $8,109)....................................        8,845                  8,845
VIP Growth Subaccount
1,265 Shares (Cost $38,060).................................       38,862                 38,862

JANUS ASPEN SERIES -- SERVICE SHARES:
Balanced Subaccount
43 Shares (Cost $958).......................................        1,022                  1,022

J.P. MORGAN SERIES TRUST II:
Small Company Subaccount
422 Shares (Cost $5,412)....................................        5,936                  5,936
Mid Cap Value Subaccount
2,509 Shares (Cost $49,935).................................       54,172                 54,172

MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
210 Shares (Cost $2,870)....................................        2,905                  2,905
Total Return Subaccount
2,104 Shares (Cost $38,491).................................       40,905                 40,905

PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES:
Real Return Subaccount
3,983 Shares (Cost $48,879).................................       49,232                 49,232
Total Return Subaccount
8,060 Shares (Cost $83,811).................................       83,503                 83,503
Global Bond Subaccount
809 Shares (Cost $10,020)...................................       10,544                 10,544

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------
ROYCE CAPITAL FUND:
Micro-Cap Subaccount
943 Shares (Cost $9,855)....................................     $ 10,274               $ 10,274
Small-Cap Subaccount
3,483 Shares (Cost $25,731).................................       26,434                 26,434

DREYFUS VARIABLE INVESTMENT FUND -- SERVICE SHARES:
Appreciation Subaccount
726 Shares (Cost $23,477)...................................       24,892                 24,892
                                                                 --------               --------

TOTALS......................................................     $911,597               $911,597
                                                                 ========               ========

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N

 STATEMENTS OF OPERATIONS      FROM COMMENCEMENT OF OPERATIONS ON MARCH 18, 2003
                                                            TO DECEMBER 31, 2003

                                                                    OHIO NATIONAL FUND, INC.
                                -------------------------------------------------------------------------------------------------
                                                   MONEY                                             INTERNATIONAL     SMALL CAP
                                  EQUITY           MARKET             BOND         INTERNATIONAL       SMALL CO.         GROWTH
                                SUBACCOUNT       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                ----------     --------------     ------------     -------------     -------------     ----------
                                   2003             2003              2003             2003              2003             2003
                                ----------     --------------     ------------     -------------     -------------     ----------
Investment activity:
  Reinvested dividends........   $    35          $    93           $   970           $     0           $     0         $     0
  Risk & administrative
     expense (note 3).........      (385)            (194)             (121)             (354)                0             (50)
                                 -------          -------           -------           -------           -------         -------
     Net investment
       activity...............      (350)            (101)              849              (354)                0             (50)
                                 -------          -------           -------           -------           -------         -------
  Realized & unrealized gain
     (loss) on investments:
     Reinvested capital
       gains..................         0                0                 0                 0                 0               0
     Realized gain (loss).....       (21)               2                (3)            1,436                 0              10
     Unrealized gain (loss)...    12,198                0              (367)           11,660                50             989
                                 -------          -------           -------           -------           -------         -------
       Net gain (loss) on
          investments.........    12,177                2              (370)           13,096                50             999
                                 -------          -------           -------           -------           -------         -------
          Net increase
            (decrease) in
            contract owners'
            equity from
            operations........   $11,827          $   (99)          $   479           $12,742           $    50         $   949
                                 =======          =======           =======           =======           =======         =======

                                 OHIO NATIONAL FUND, INC.
                                --------------------------
                                               HIGH INCOME
                                BLUE CHIP         BOND
                                SUBACCOUNT     SUBACCOUNT
                                ----------     -----------
                                   2003           2003
                                ----------     -----------
Investment activity:
  Reinvested dividends........   $     3         $   505
  Risk & administrative
     expense (note 3).........        (8)            (64)
                                 -------         -------
     Net investment
       activity...............        (5)            441
                                 -------         -------
  Realized & unrealized gain
     (loss) on investments:
     Reinvested capital
       gains..................         0               0
     Realized gain (loss).....       (17)             16
     Unrealized gain (loss)...        87             504
                                 -------         -------
       Net gain (loss) on
          investments.........        70             520
                                 -------         -------
          Net increase
            (decrease) in
            contract owners'
            equity from
            operations........   $    65         $   961
                                 =======         =======

                                                  STRONG
                                                 VARIABLE
                                                INSURANCE             VAN KAMPEN UNIVERSAL
                                               FUNDS, INC.       INSTITUTIONAL FUNDS - CLASS II
                                              --------------     ------------------------------
                                                                  CORE PLUS          US REAL
                                              OPPORTUNITY II     FIXED INCOME        ESTATE
                                                SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                              --------------     ------------     -------------
                                                   2003              2003             2003
                                              --------------     ------------     -------------
Investment activity:
  Reinvested dividends......................     $     8           $     0           $     0
  Risk & administrative expense (note 3)....         (66)              (47)              (66)
                                                 -------           -------           -------
     Net investment activity................         (58)              (47)              (66)
                                                 -------           -------           -------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...............           0                 0                 0
     Realized gain (loss)...................        (164)              536                (1)
     Unrealized gain........................       1,800                31             1,593
                                                 -------           -------           -------
       Net gain on investments..............       1,636               567             1,592
                                                 -------           -------           -------
          Net increase in contract owners'
            equity from operations..........     $ 1,578           $   520           $ 1,526
                                                 =======           =======           =======


                                                                                                 LAZARD
                                                                                               RETIREMENT
                                                GOLDMAN SACHS VARIABLE INSURANCE TRUST        SERIES, INC.
                                              -------------------------------------------     ------------
                                                GROWTH &         CORE US        CAPITAL          SMALL
                                                 INCOME           EQUITY         GROWTH           CAP
                                               SUBACCOUNT       SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                              -------------     ----------     ----------     ------------
                                                  2003             2003           2003            2003
                                              -------------     ----------     ----------     ------------
Investment activity:
  Reinvested dividends......................     $    12         $   153        $    13         $     0
  Risk & administrative expense (note 3)....         (11)            (66)           (27)             (6)
                                                 -------         -------        -------         -------
     Net investment activity................           1              87            (14)             (6)
                                                 -------         -------        -------         -------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...............           0               0              0               0
     Realized gain (loss)...................          80             (29)           (43)              0
     Unrealized gain........................          82           2,053            374             251
                                                 -------         -------        -------         -------
       Net gain on investments..............         162           2,024            331             251
                                                 -------         -------        -------         -------
          Net increase in contract owners'
            equity from operations..........     $   163         $ 2,111        $   317         $   245
                                                 =======         =======        =======         =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N

 STATEMENTS OF OPERATIONS      FROM COMMENCEMENT OF OPERATIONS ON MARCH 18, 2003
                                                            TO DECEMBER 31, 2003

                                                  THE PRUDENTIAL SERIES        UBS SERIES
                                                        FUND, INC.               TRUST
                                                --------------------------     ----------
                                                 JENNISON                       TACTICAL
                                                20/20 FOCUS      JENNISON      ALLOCATION
                                                SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                -----------     ----------     ----------
                                                   2003            2003           2003
                                                -----------     ----------     ----------
Investment activity:
  Reinvested dividends........................    $    0          $    0         $    0
  Risk & administrative expense (note 3)......      (117)            (19)           (22)
                                                  ------          ------         ------
     Net investment activity..................      (117)            (19)           (22)
                                                  ------          ------         ------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.................         0               0              0
     Realized gain (loss).....................       108             (14)             0
     Unrealized gain..........................     3,380             365            494
                                                  ------          ------         ------
       Net gain on investments................     3,488             351            494
                                                  ------          ------         ------
          Net increase in contract owners'
            equity from operations............    $3,371          $  332         $  472
                                                  ======          ======         ======

                                                                                              JANUS ASPEN
                                                 FIDELITY VARIABLE INSURANCE PRODUCTS -         SERIES -
                                                           FUND SERVICE CL 2                 SERVICE SHARES
                                                ----------------------------------------     --------------
                                                   VIP            VIP            VIP
                                                 MID-CAP       CONTRAFUND       GROWTH          BALANCED
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                                ----------     ----------     ----------     --------------
                                                   2003           2003           2003             2003
                                                ----------     ----------     ----------     --------------
Investment activity:
  Reinvested dividends........................    $    0         $    0         $    0           $    9
  Risk & administrative expense (note 3)......        (1)           (31)           (13)              (5)
                                                  ------         ------         ------           ------
     Net investment activity..................        (1)           (31)           (13)               4
                                                  ------         ------         ------           ------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.................         0              0              0                0
     Realized gain (loss).....................         0              1              0                0
     Unrealized gain..........................        40            736            802               64
                                                  ------         ------         ------           ------
       Net gain on investments................        40            737            802               64
                                                  ------         ------         ------           ------
          Net increase in contract owners'
            equity from operations............    $   39         $  706         $  789           $   68
                                                  ======         ======         ======           ======

                                                                                  MFS VARIABLE INSURANCE
                                                 J.P. MORGAN SERIES TRUST II       TRUST - SERVICE CLASS
                                                 ---------------------------     -------------------------
                                                    SMALL          MID CAP          NEW           TOTAL
                                                   COMPANY          VALUE        DISCOVERY        RETURN
                                                 SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                 -----------     -----------     ----------     ----------
                                                    2003            2003            2003           2003
                                                 -----------     -----------     ----------     ----------
Investment activity:
  Reinvested dividends.........................    $    0          $    0          $    0         $    0
  Risk & administrative expense (note 3).......       (23)           (174)             (1)          (143)
                                                   ------          ------          ------         ------
     Net investment activity...................       (23)           (174)             (1)          (143)
                                                   ------          ------          ------         ------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..................         0               0               0              0
     Realized gain (loss)......................       (48)            (13)             10             28
     Unrealized gain (loss)....................       524           4,237              36          2,413
                                                   ------          ------          ------         ------
       Net gain on investments.................       476           4,224              46          2,441
                                                   ------          ------          ------         ------
          Net increase in contract owners'
            equity from operations.............    $  453          $4,050          $   45         $2,298
                                                   ======          ======          ======         ======

                                                     PIMCO VARIABLE INSURANCE TRUST -
                                                          ADMINISTRATIVE SHARES
                                                 ----------------------------------------
                                                    REAL          TOTAL          GLOBAL
                                                   RETURN         RETURN          BOND
                                                 SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                 ----------     ----------     ----------
                                                    2003           2003           2003
                                                 ----------     ----------     ----------
Investment activity:
  Reinvested dividends.........................    $  174        $   519        $    82
  Risk & administrative expense (note 3).......      (253)          (292)           (52)
                                                   ------        -------        -------
     Net investment activity...................       (79)           227             30
                                                   ------        -------        -------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..................       969            553             50
     Realized gain (loss)......................        30              8              1
     Unrealized gain (loss)....................       353           (308)           523
                                                   ------        -------        -------
       Net gain on investments.................     1,352            253            574
                                                   ------        -------        -------
          Net increase in contract owners'
            equity from operations.............    $1,273        $   480        $   604
                                                   ======        =======        =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N

 STATEMENTS OF OPERATIONS      FROM COMMENCEMENT OF OPERATIONS ON MARCH 18, 2003
                                                            TO DECEMBER 31, 2003

                                                                                               DREYFUS
                                                                                               VARIABLE
                                                                                              INVESTMENT
                                                                                                FUND -
                                                                 ROYCE CAPITAL FUND         SERVICE SHARES
                                                              -------------------------     --------------
                                                              MICRO-CAP      SMALL-CAP       APPRECIATION
                                                              SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                                              ----------     ----------     --------------
                                                                 2003           2003             2003
                                                              ----------     ----------     --------------
Investment activity:
  Reinvested dividends......................................    $    0         $    0           $  209
  Risk & administrative expense (note 3)....................       (23)           (62)             (62)
                                                                ------         ------           ------
     Net investment activity................................       (23)           (62)             147
                                                                ------         ------           ------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains...............................       233          1,238                0
     Realized gain (loss)...................................        19            (23)              (8)
     Unrealized gain........................................       418            702            1,416
                                                                ------         ------           ------
       Net gain on investments..............................       670          1,917            1,408
                                                                ------         ------           ------
          Net increase in contract owners' equity from
            operations......................................    $  647         $1,855           $1,555
                                                                ======         ======           ======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY           FROM COMMENCEMENT OF
                               OPERATIONS ON MARCH 18, 2003 TO DECEMBER 31, 2003

                                                                 OHIO NATIONAL FUND, INC.
                               ---------------------------------------------------------------------------------------------
                                                                                                INTERNATIONAL     SMALL CAP
                                 EQUITY       MONEY MARKET        BOND        INTERNATIONAL       SMALL CO.         GROWTH
                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                               ----------     ------------     ----------     -------------     -------------     ----------
                                  2003            2003            2003            2003              2003             2003
                               ----------     ------------     ----------     -------------     -------------     ----------
Increase (decrease) in
  contract owners' equity
  from operations:
  Net investment activity....   $   (350)     $       (101)     $    849      $       (354)       $     (0)        $    (50)
  Reinvested capital gains...          0                 0             0                 0               0                0
  Realized gain (loss).......        (21)                2            (3)            1,436               0               10
  Unrealized gain (loss).....     12,198                 0          (367)           11,660              50              989
                                --------      ------------      --------      ------------        --------         --------
     Net increase (decrease)
       in contract owners'
       equity from
       operations............     11,827               (99)          479            12,742              50              949
                                --------      ------------      --------      ------------        --------         --------
Equity transactions:
  Contract purchase payments
     (note 1)................    106,063            12,805         5,510            96,673               0           12,885
  Transfers from fixed &
     other subaccounts.......     41,213           317,507        52,842            90,164           1,066                0
  Transfers to fixed & other
     subaccounts.............     (9,589)         (288,817)       (6,166)          (73,413)              0                0
                                --------      ------------      --------      ------------        --------         --------
     Net equity
       transactions..........    137,687            41,495        52,186           113,424           1,066           12,885
                                --------      ------------      --------      ------------        --------         --------
       Net change in contract
          owners' equity.....    149,514            41,396        52,665           126,166           1,116           13,834
Contract owners' equity:
  Beginning of period........          0                 0             0                 0               0                0
                                --------      ------------      --------      ------------        --------         --------
  End of period..............   $149,514      $     41,396      $ 52,665      $    126,166        $  1,116         $ 13,834
                                ========      ============      ========      ============        ========         ========
Change in units:
  Beginning units............          0                 0             0                 0               0                0
                                --------      ------------      --------      ------------        --------         --------
  Units purchased............     14,736            17,277         3,988            22,828             121            2,998
  Units redeemed.............       (141)          (13,623)            0            (7,844)              0                0
                                --------      ------------      --------      ------------        --------         --------
  Ending units...............     14,595             3,654         3,988            14,984             121            2,998
                                ========      ============      ========      ============        ========         ========

                                OHIO NATIONAL FUND, INC.
                               --------------------------
                                              HIGH INCOME
                               BLUE CHIP         BOND
                               SUBACCOUNT     SUBACCOUNT
                               ----------     -----------
                                  2003           2003
                               ----------     -----------
Increase (decrease) in
  contract owners' equity
  from operations:
  Net investment activity....   $     (5)      $    441
  Reinvested capital gains...          0              0
  Realized gain (loss).......        (17)            16
  Unrealized gain (loss).....         87            504
                                --------       --------
     Net increase (decrease)
       in contract owners'
       equity from
       operations............         65            961
                                --------       --------
Equity transactions:
  Contract purchase payments
     (note 1)................      2,140         12,315
  Transfers from fixed &
     other subaccounts.......      8,922          8,171
  Transfers to fixed & other
     subaccounts.............    (10,318)        (1,026)
                                --------       --------
     Net equity
       transactions..........        744         19,460
                                --------       --------
       Net change in contract
          owners' equity.....        809         20,421
Contract owners' equity:
  Beginning of period........          0              0
                                --------       --------
  End of period..............   $    809       $ 20,421
                                ========       ========
Change in units:
  Beginning units............          0              0
                                --------       --------
  Units purchased............        741          1,757
  Units redeemed.............       (659)            (2)
                                --------       --------
  Ending units...............         82          1,755
                                ========       ========

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY           FROM COMMENCEMENT OF
                               OPERATIONS ON MARCH 18, 2003 TO DECEMBER 31, 2003

                                                   STRONG
                                                  VARIABLE
                                                 INSURANCE             VAN KAMPEN UNIVERSAL
                                                FUNDS, INC.       INSTITUTIONAL FUNDS - CLASS II
                                               --------------     -------------------------------
                                                                    CORE PLUS          US REAL
                                               OPPORTUNITY II      FIXED INCOME         ESTATE
                                                 SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                               --------------     --------------     ------------
                                                    2003               2003              2003
                                               --------------     --------------     ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................     $    (58)          $    (47)         $    (66)
  Reinvested capital gains...................            0                  0                 0
  Realized gain (loss).......................         (164)               536                (1)
  Unrealized gain............................        1,800                 31             1,593
                                                  --------           --------          --------
     Net increase in contract owners' equity
       from operations.......................        1,578                520             1,526
                                                  --------           --------          --------
Equity transactions:
  Contract purchase payments (note 1)........       10,816             10,703             9,708
  Transfers from fixed & other subaccounts...            0             53,060            15,282
  Transfers to fixed & other subaccounts.....            0            (60,692)           (3,601)
                                                  --------           --------          --------
     Net equity transactions.................       10,816              3,071            21,389
                                                  --------           --------          --------
       Net change in contract owners'
          equity.............................       12,394              3,591            22,915
Contract owners' equity:
  Beginning of period........................            0                  0                 0
                                                  --------           --------          --------
  End of period..............................     $ 12,394           $  3,591          $ 22,915
                                                  ========           ========          ========
Change in units:
  Beginning units............................            0                  0                 0
                                                  --------           --------          --------
  Units purchased............................        1,003              3,279             1,828
  Units redeemed.............................            0             (2,967)              (35)
                                                  --------           --------          --------
  Ending units...............................        1,003                312             1,793
                                                  ========           ========          ========


                                                                                               LAZARD
                                                                                             RETIREMENT
                                                GOLDMAN SACHS VARIABLE INSURANCE TRUST      SERIES, INC.
                                               ----------------------------------------     ------------
                                                GROWTH &       CORE US        CAPITAL          SMALL
                                                 INCOME         EQUITY         GROWTH           CAP
                                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                               ----------     ----------     ----------     ------------
                                                  2003           2003           2003            2003
                                               ----------     ----------     ----------     ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................   $      1       $     87       $    (14)       $     (6)
  Reinvested capital gains...................          0              0              0               0
  Realized gain (loss).......................         80            (29)           (43)              0
  Unrealized gain............................         82          2,053            374             251
                                                --------       --------       --------        --------
     Net increase in contract owners' equity
       from operations.......................        163          2,111            317             245
                                                --------       --------       --------        --------
Equity transactions:
  Contract purchase payments (note 1)........      2,675          2,951          5,457               0
  Transfers from fixed & other subaccounts...     11,985         26,194         18,076          18,971
  Transfers to fixed & other subaccounts.....    (13,826)        (3,934)       (17,914)              0
                                                --------       --------       --------        --------
     Net equity transactions.................        834         25,211          5,619          18,971
                                                --------       --------       --------        --------
       Net change in contract owners'
          equity.............................        997         27,322          5,936          19,216
Contract owners' equity:
  Beginning of period........................          0              0              0               0
                                                --------       --------       --------        --------
  End of period..............................   $    997       $ 27,322       $  5,936        $ 19,216
                                                ========       ========       ========        ========
Change in units:
  Beginning units............................          0              0              0               0
                                                --------       --------       --------        --------
  Units purchased............................      1,099          2,936          1,622           1,348
  Units redeemed.............................       (979)           (62)        (1,015)              0
                                                --------       --------       --------        --------
  Ending units...............................        120          2,874            607           1,348
                                                ========       ========       ========        ========

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY           FROM COMMENCEMENT OF
                               OPERATIONS ON MARCH 18, 2003 TO DECEMBER 31, 2003

                                                  THE PRUDENTIAL SERIES        UBS SERIES
                                                        FUND, INC.               TRUST
                                                --------------------------     ----------
                                                 JENNISON                       TACTICAL
                                                20/20 FOCUS      JENNISON      ALLOCATION
                                                SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                -----------     ----------     ----------
                                                   2003            2003           2003
                                                -----------     ----------     ----------
Increase (decrease) in contract owners' equity
  from
  operations:
  Net investment activity.....................    $  (117)       $   (19)       $   (22)
  Reinvested capital gains....................          0              0              0
  Realized gain (loss)........................        108            (14)             0
  Unrealized gain.............................      3,380            365            494
                                                  -------        -------        -------
     Net increase in contract owners' equity
       from operations........................      3,371            332            472
                                                  -------        -------        -------
Equity transactions:
  Contract purchase payments (note 1).........      9,099          3,316          5,304
  Transfers from fixed & other subaccounts....     39,568          6,535              0
  Transfers to fixed & other subaccounts......     (9,077)        (4,247)             0
                                                  -------        -------        -------
     Net equity transactions..................     39,590          5,604          5,304
                                                  -------        -------        -------
       Net change in contract owners'
          equity..............................     42,961          5,936          5,776
Contract owners' equity:
  Beginning of period.........................          0              0              0
                                                  -------        -------        -------
  End of period...............................    $42,961        $ 5,936        $ 5,776
                                                  =======        =======        =======
Change in units:
  Beginning units.............................          0              0              0
                                                  -------        -------        -------
  Units purchased.............................      4,834          1,148            694
  Units redeemed..............................       (152)          (153)             0
                                                  -------        -------        -------
  Ending units................................      4,682            995            694
                                                  =======        =======        =======

                                                                                              JANUS ASPEN
                                                 FIDELITY VARIABLE INSURANCE PRODUCTS -         SERIES -
                                                           FUND SERVICE CL 2                 SERVICE SHARES
                                                ----------------------------------------     --------------
                                                   VIP            VIP            VIP
                                                 MID CAP       CONTRAFUND       GROWTH          BALANCED
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                                ----------     ----------     ----------     --------------
                                                   2003           2003           2003             2003
                                                ----------     ----------     ----------     --------------
Increase (decrease) in contract owners' equity
  from
  operations:
  Net investment activity.....................   $    (1)       $   (31)       $   (13)         $     4
  Reinvested capital gains....................         0              0              0                0
  Realized gain (loss)........................         0              1              0                0
  Unrealized gain.............................        40            736            802               64
                                                 -------        -------        -------          -------
     Net increase in contract owners' equity
       from operations........................        39            706            789               68
                                                 -------        -------        -------          -------
Equity transactions:
  Contract purchase payments (note 1).........         0          7,072              0              954
  Transfers from fixed & other subaccounts....     1,067          1,067         38,073                0
  Transfers to fixed & other subaccounts......         0              0              0                0
                                                 -------        -------        -------          -------
     Net equity transactions..................     1,067          8,139         38,073              954
                                                 -------        -------        -------          -------
       Net change in contract owners'
          equity..............................     1,106          8,845         38,862            1,022
Contract owners' equity:
  Beginning of period.........................         0              0              0                0
                                                 -------        -------        -------          -------
  End of period...............................   $ 1,106        $ 8,845        $38,862          $ 1,022
                                                 =======        =======        =======          =======
Change in units:
  Beginning units.............................         0              0              0                0
                                                 -------        -------        -------          -------
  Units purchased.............................        86            986          6,317              109
  Units redeemed..............................         0              0              0                0
                                                 -------        -------        -------          -------
  Ending units................................        86            986          6,317              109
                                                 =======        =======        =======          =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY           FROM COMMENCEMENT OF
                               OPERATIONS ON MARCH 18, 2003 TO DECEMBER 31, 2003

                                                                                  MFS VARIABLE INSURANCE
                                                 J.P. MORGAN SERIES TRUST II       TRUST - SERVICE CLASS
                                                 ---------------------------     -------------------------
                                                    SMALL          MID CAP          NEW           TOTAL
                                                   COMPANY          VALUE        DISCOVERY        RETURN
                                                 SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                 -----------     -----------     ----------     ----------
                                                    2003            2003            2003           2003
                                                 -----------     -----------     ----------     ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................    $   (23)        $  (174)       $    (1)       $  (143)
  Reinvested capital gains.....................          0               0              0              0
  Realized gain (loss).........................        (48)            (13)            10             28
  Unrealized gain (loss).......................        524           4,237             36          2,413
                                                   -------         -------        -------        -------
     Net increase in contract owners' equity
       from operations.........................        453           4,050             45          2,298
                                                   -------         -------        -------        -------
Equity transactions:
  Contract purchase payments (note 1)..........      3,851          22,308          2,860         38,607
  Transfers from fixed & other subaccounts.....     10,867          35,901              0              0
  Transfers to fixed & other subaccounts.......     (9,235)         (8,087)             0              0
                                                   -------         -------        -------        -------
     Net equity transactions...................      5,483          50,122          2,860         38,607
                                                   -------         -------        -------        -------
       Net change in contract owners' equity...      5,936          54,172          2,905         40,905
Contract owners' equity:
  Beginning of period..........................          0               0              0              0
                                                   -------         -------        -------        -------
  End of period................................    $ 5,936         $54,172        $ 2,905        $40,905
                                                   =======         =======        =======        =======
Change in units:
  Beginning units..............................          0               0              0              0
                                                   -------         -------        -------        -------
  Units purchased..............................      1,114           3,959            284          3,736
  Units redeemed...............................       (505)            (69)             0              0
                                                   -------         -------        -------        -------
  Ending units.................................        609           3,890            284          3,736
                                                   =======         =======        =======        =======

                                                     PIMCO VARIABLE INSURANCE TRUST -
                                                          ADMINISTRATIVE SHARES
                                                 ----------------------------------------
                                                    REAL          TOTAL          GLOBAL
                                                   RETURN         RETURN          BOND
                                                 SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                 ----------     ----------     ----------
                                                    2003           2003           2003
                                                 ----------     ----------     ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................   $   (79)       $   227        $    30
  Reinvested capital gains.....................       969            553             50
  Realized gain (loss).........................        30              8              1
  Unrealized gain (loss).......................       353           (308)           523
                                                  -------        -------        -------
     Net increase in contract owners' equity
       from operations.........................     1,273            480            604
                                                  -------        -------        -------
Equity transactions:
  Contract purchase payments (note 1)..........    30,212         17,330              0
  Transfers from fixed & other subaccounts.....    17,747         71,326          9,940
  Transfers to fixed & other subaccounts.......         0         (5,633)             0
                                                  -------        -------        -------
     Net equity transactions...................    47,959         83,023          9,940
                                                  -------        -------        -------
       Net change in contract owners' equity...    49,232         83,503         10,544
Contract owners' equity:
  Beginning of period..........................         0              0              0
                                                  -------        -------        -------
  End of period................................   $49,232        $83,503        $10,544
                                                  =======        =======        =======
Change in units:
  Beginning units..............................         0              0              0
                                                  -------        -------        -------
  Units purchased..............................     4,302          7,737            875
  Units redeemed...............................         0              0              0
                                                  -------        -------        -------
  Ending units.................................     4,302          7,737            875
                                                  =======        =======        =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY           FROM COMMENCEMENT OF
                               OPERATIONS ON MARCH 18, 2003 TO DECEMBER 31, 2003

                                                                                               DREYFUS
                                                                                               VARIABLE
                                                                                              INVESTMENT
                                                                                                FUND -
                                                                 ROYCE CAPITAL FUND         SERVICE SHARES
                                                              -------------------------     --------------
                                                              MICRO-CAP      SMALL-CAP       APPRECIATION
                                                              SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                                              ----------     ----------     --------------
                                                                 2003           2003             2003
                                                              ----------     ----------     --------------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................   $   (23)       $   (62)         $   147
  Reinvested capital gains..................................       233          1,238                0
  Realized gain (loss)......................................        19            (23)              (8)
  Unrealized gain...........................................       418            702            1,416
                                                               -------        -------          -------
     Net increase in contract owners' equity from
      operations............................................       647          1,855            1,555
                                                               -------        -------          -------
Equity transactions:
  Contract purchase payments (note 1).......................     8,560          2,559            9,739
  Transfers from fixed & other subaccounts..................     1,067         25,273           15,480
  Transfers to fixed & other subaccounts....................         0         (3,253)          (1,882)
                                                               -------        -------          -------
     Net equity transactions................................     9,627         24,579           23,337
                                                               -------        -------          -------
       Net change in contract owners' equity................    10,274         26,434           24,892
Contract owners' equity:
  Beginning of period.......................................         0              0                0
                                                               -------        -------          -------
  End of period.............................................   $10,274        $26,434          $24,892
                                                               =======        =======          =======
Change in units:
  Beginning units...........................................         0              0                0
                                                               -------        -------          -------
  Units purchased...........................................       700          1,925            2,145
  Units redeemed............................................         0            (31)             (16)
                                                               -------        -------          -------
  Ending units..............................................       700          1,894            2,129
                                                               =======        =======          =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2003

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   National Security Variable Account N (the Account) is a separate account of The National Security Life and Annuity Company (NSLA) and all obligations arising under variable annuity contracts are general corporate obligations of NSLA. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account commenced operations on March 18, 2003.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Strong Variable Insurance Funds, Inc., Van Kampen Universal Institutional Funds, Inc. -- Class II, Goldman Sachs Variable Insurance Trust, Lazard Retirement Series Inc., The Prudential Series Fund, Inc., UBS Series Trust, Fidelity Variable Insurance Products Fund Service Class 2, Janus Aspen Series -- Service Shares, J. P. Morgan Series Trust II, MFS Variable Insurance Trust -- Service Class, and PIMCO Variable Insurance
   Trust -- Administrative Shares, Royce Capital Fund, Dreyfus Variable Investment Fund -- Service Shares, (collectively the Funds). The Funds are diversified open-end management investment companies. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and express risk experience are reimbursed to the Account by NSLA. Such amounts are included in risk and administrative expenses.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2003. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of The Ohio National Life Insurance Company performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund) in which the Account invests. For these services, ONI receives fees from ON Fund.

   For certain products, NSLA credits an extra amount to the contract holder's contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment. For the year ended December 31, 2003, NSLA paid approximately $86,000 under this feature.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of NSLA. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed account benefit.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

   The Company offers deferred variable annuity contracts through the Account. The primary distribution for the contracts is through an affiliate; however, other distributors are utilized.

                                                                     (continued)

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

(2) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, fair value (fair value represents the portion of contract owners' equity for contracts in the accumulation period, and excludes the portion of contract owners' equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

                                                                                                                INVESTMENT
                                             ACCUMULATION   VALUE PER        FAIR                     TOTAL       INCOME
                                               UNITS***        UNIT         VALUE       EXPENSES*    RETURN**   RATIO****
                                             ------------   ----------   ------------   ---------    --------   ----------
   OHIO NATIONAL FUND, INC.:
   EQUITY SUBACCOUNT
   2003
   NScore Xtra.............................      9,995      $10.244290   $    102,390     1.4%        42.36%       0.12%
   NScore Lite.............................      4,600      $10.244290   $     47,124     1.4%        42.36%       0.12%
                                             ------------                ------------
                                                14,595                   $    149,514
                                             ------------                ------------
   MONEY MARKET SUBACCOUNT
   2003
   NScore Xtra.............................      2,445      $11.329626   $     27,699     1.4%        -0.65%       0.66%
   NScore Lite.............................      1,209      $11.329626   $     13,697     1.4%        -0.65%       0.66%
                                             ------------                ------------
                                                 3,654                   $     41,396
                                             ------------                ------------
   BOND SUBACCOUNT
   2003
   NScore Xtra.............................      3,705      $13.205450   $     48,931     1.4%         8.94%      10.94%
   NScore Lite.............................        283      $13.205450   $      3,734     1.4%         8.94%      10.94%
                                             ------------                ------------
                                                 3,988                   $     52,665
                                             ------------                ------------
   INTERNATIONAL SUBACCOUNT
   2003
   NScore Xtra.............................     12,001      $ 8.420052   $    101,053     1.4%        30.76%       0.00%
   NScore Lite.............................      2,983      $ 8.420052   $     25,113     1.4%        30.76%       0.00%
                                             ------------                ------------
                                                14,984                   $    126,166
                                             ------------                ------------
   INTERNATIONAL SMALL CO. SUBACCOUNT
   2003
   NScore Lite.............................        121      $ 9.209200   $      1,116     1.4%        51.79%       0.00%
                                             ------------                ------------
   SMALL CAP GROWTH SUBACCOUNT
   2003
   NScore Xtra.............................      2,998      $ 4.615120   $     13,834     1.4%        43.34%       0.00%
                                             ------------                ------------
   BLUE CHIP SUBACCOUNT
   2003
   NScore Xtra.............................         82      $ 9.896131   $        809     1.4%        24.84%       0.44%
                                             ------------                ------------
   HIGH INCOME BOND SUBACCOUNT
   2003
   NScore Xtra.............................      1,494      $11.638098   $     17,388     1.4%        21.09%      10.74%
   NScore Lite.............................        261      $11.638098   $      3,033     1.4%        21.09%      10.74%
                                             ------------                ------------
                                                 1,755                   $     20,421
                                             ------------                ------------

                                                                     (continued)

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                                INVESTMENT
                                             ACCUMULATION   VALUE PER        FAIR                     TOTAL       INCOME
                                               UNITS***        UNIT         VALUE       EXPENSES*    RETURN**   RATIO****
                                             ------------   ----------   ------------   ---------    --------   ----------
   STRONG VARIABLE INSURANCE FUNDS, INC.:
   OPPORTUNITY II SUBACCOUNT
   2003
   NScore Xtra.............................      1,003      $12.357050   $     12,394     1.4%        35.12%       0.17%
                                             ------------                ------------
   VAN KAMPEN UNIVERSAL INSTITUTIONAL
     FUNDS - CLASS II:
   CORE PLUS FIXED INCOME SUBACCOUNT
   2003
   NScore Xtra.............................        312      $11.508186   $      3,591     1.4%        15.08%       0.00%
                                             ------------                ------------
   US REAL ESTATE SUBACCOUNT
   2003
   NScore Xtra.............................      1,151      $12.777148   $     14,706     1.4%        27.77%       0.00%
   NScore Lite.............................        642      $12.777148   $      8,209     1.4%        27.77%       0.00%
                                             ------------                ------------
                                                 1,793                   $     22,915
                                             ------------                ------------
   GOLDMAN SACHS VARIABLE INSURANCE TRUST:
   GROWTH & INCOME SUBACCOUNT
   2003
   NScore Xtra.............................        120      $ 8.289314   $        997     1.4%        22.64%       1.45%
                                             ------------                ------------
   CORE US EQUITY SUBACCOUNT
   2003
   NScore Xtra.............................      2,678      $ 9.505131   $     25,455     1.4%        27.69%       3.17%
   NScore Lite.............................        196      $ 9.505131   $      1,867     1.4%        27.69%       3.17%
                                             ------------                ------------
                                                 2,874                   $     27,322
                                             ------------                ------------
   CAPITAL GROWTH SUBACCOUNT
   2003
   NScore Xtra.............................        607      $ 9.780917   $      5,936     1.4%        22.03%       0.66%
                                             ------------                ------------
   LAZARD RETIREMENT SERIES, INC.:
   SMALL CAP SUBACCOUNT
   2003
   NScore Xtra.............................      1,348      $14.251640   $     19,216     1.4%        35.33%       0.00%
                                             ------------                ------------
   THE PRUDENTIAL SERIES FUND, INC.:
   JENNISON 20/20 FOCUS SUBACCOUNT
   2003
   NScore Xtra.............................      4,377      $ 9.176173   $     40,161     1.4%        27.02%       0.00%
   NScore Lite.............................        305      $ 9.176173   $      2,800     1.4%        27.02%       0.00%
                                             ------------                ------------
                                                 4,682                   $     42,961
                                             ------------                ------------
   JENNISON SUBACCOUNT
   2003
   NScore Lite.............................        995      $ 5.967201   $      5,936     1.4%        27.82%       0.00%
                                             ------------                ------------
   UBS SERIES TRUST:
   TACTICAL ALLOCATION SUBACCOUNT
   2003
   NScore Xtra.............................        694      $ 8.316999   $      5,776     1.4%        25.61%       0.00%
                                             ------------                ------------

                                                                     (continued)

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                                INVESTMENT
                                             ACCUMULATION   VALUE PER        FAIR                     TOTAL       INCOME
                                               UNITS***        UNIT         VALUE       EXPENSES*    RETURN**   RATIO****
                                             ------------   ----------   ------------   ---------    --------   ----------
   FIDELITY VARIABLE INSURANCE PRODUCTS
     FUND -- SERVICE CL 2:
   VIP MID CAP SUBACCOUNT
   2003
   NScore Lite.............................         86      $12.829995   $      1,106     1.4%        36.34%       0.00%
                                             ------------                ------------
   VIP CONTRAFUND SUBACCOUNT
   2003
   NScore Xtra.............................        863      $ 8.974539   $      7,742     1.4%        26.43%       0.00%
   NScore Lite.............................        123      $ 8.974539   $      1,103     1.4%        26.43%       0.00%
                                             ------------                ------------
                                                   986                   $      8,845
                                             ------------                ------------
   VIP GROWTH SUBACCOUNT
   2003
   NScore Xtra.............................      6,137      $ 6.152233   $     37,752     1.4%        30.71%       0.00%
   NScore Lite.............................        180      $ 6.152233   $      1,110     1.4%        30.71%       0.00%
                                             ------------                ------------
                                                 6,317                   $     38,862
                                             ------------                ------------
   JANUS ASPEN SERIES - SERVICE SHARES:
   BALANCED SUBACCOUNT
   2003
   NScore Lite.............................        109      $ 9.408634   $      1,022     1.4%        12.15%       2.43%
                                             ------------                ------------
   J.P. MORGAN SERIES TRUST II:
   SMALL COMPANY SUBACCOUNT
   2003
   NScore Xtra.............................        609      $ 9.751226   $      5,936     1.4%        34.10%       0.00%
                                             ------------                ------------
   MID CAP VALUE SUBACCOUNT
   2003
   NScore Xtra.............................      3,633      $13.924440   $     50,589     1.4%        27.84%       0.00%
   NScore Lite.............................        257      $13.924440   $      3,583     1.4%        27.84%       0.00%
                                             ------------                ------------
                                                 3,890                   $     54,172
                                             ------------                ------------
   MFS VARIABLE INSURANCE TRUST - SERVICE
     CLASS:
   NEW DISCOVERY SUBACCOUNT
   2003
   NScore Xtra.............................        284      $10.220014   $      2,905     1.4%        31.59%       0.00%
                                             ------------                ------------
   TOTAL RETURN SUBACCOUNT
   2003
   NScore Xtra.............................        973      $10.949550   $     10,659     1.4%        14.40%       0.00%
   NScore Lite.............................      2,763      $10.949550   $     30,246     1.4%        14.40%       0.00%
                                             ------------                ------------
                                                 3,736                   $     40,905
                                             ------------                ------------

                                                                     (continued)

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                                INVESTMENT
                                             ACCUMULATION   VALUE PER        FAIR                     TOTAL       INCOME
                                               UNITS***        UNIT         VALUE       EXPENSES*    RETURN**   RATIO****
                                             ------------   ----------   ------------   ---------    --------   ----------
   PIMCO VARIABLE INSURANCE TRUST -
     ADMINISTRATIVE SHARES:
   REAL RETURN SUBACCOUNT
   2003
   NScore Xtra.............................      2,335      $11.445189   $     26,727     1.4%         7.35%       0.95%
   NScore Lite.............................      1,967      $11.445189   $     22,505     1.4%         7.35%       0.95%
                                             ------------                ------------
                                                 4,302                   $     49,232
                                             ------------                ------------
   TOTAL RETURN SUBACCOUNT
   2003
   NScore Xtra.............................      6,510      $10.793274   $     70,263     1.4%         3.59%       2.44%
   NScore Lite.............................      1,227      $10.793274   $     13,240     1.4%         3.59%       2.44%
                                             ------------                ------------
                                                 7,737                   $     83,503
                                             ------------                ------------
   GLOBAL BOND SUBACCOUNT
   2003
   NScore Xtra.............................        786      $12.051967   $      9,467     1.4%        12.86%       2.15%
   NScore Lite.............................         89      $12.051967   $      1,077     1.4%        12.86%       2.15%
                                             ------------                ------------
                                                   875                   $     10,544
                                             ------------                ------------
   ROYCE CAPITAL FUND:
   MICRO-CAP SUBACCOUNT
   2003
   NScore Xtra.............................        199      $14.682104   $      2,918     1.4%        46.82%       0.00%
   NScore Lite.............................        501      $14.682104   $      7,356     1.4%        46.82%       0.00%
                                             ------------                ------------
                                                   700                   $     10,274
                                             ------------                ------------
   SMALL-CAP SUBACCOUNT
   2003
   NScore Xtra.............................      1,682      $13.955225   $     23,476     1.4%        39.55%       0.00%
   NScore Lite.............................        212      $13.955225   $      2,958     1.4%        39.55%       0.00%
                                             ------------                ------------
                                                 1,894                   $     26,434
                                             ------------                ------------
   DREYFUS VARIABLE INVESTMENT
     FUND - SERVICE SHARES:
   APPRECIATION SUBACCOUNT
   2003
   NScore Xtra.............................      2,023      $11.691446   $     23,647     1.4%        16.91%       4.64%
   NScore Lite.............................        106      $11.691446   $      1,245     1.4%        16.91%       4.64%
                                             ------------                ------------
                                                 2,129                   $     24,892
                                             ------------                ------------

   ------------------

      * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

                                                                     (continued)

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

     ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. The Account commenced operations on March 18, 2003, however, it began tracking the value per unit on January 1, 2003. Accordingly, the 2003 total returns presented represented the actual 12 month total return for the sub-account for the period ended December 31, 2003.

    *** Accumulation units are rounded to the nearest whole number.

   **** The investment income ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests.

(3) RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk under the contracts. NSLA charges the Accounts' assets for assuming those risks, based on the contract value for mortality and expense risk, on an annual basis.

   The mortality risk results from a provision in the contract in which NSLA agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

   At the end of each valuation period, NSLA charges on an annual basis for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The expense risk assumed by NSLA is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

   The table on the following page illustrates product and contract level charges by product:

                                                                     (continued)

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                  ONCORE XTRA       ONCORE LITE
                                                                 --------------    --------------
   These basic charges are assessed through reduction of daily unit value:
   MORTALITY AND EXPENSE RISK FEES.............................      1.15%             1.15%
   ADMINISTRATIVE EXPENSES.....................................      0.25%             0.25%
                                                                   ------            ------
    Total expenses............................................      1.40%             1.40%

   The following charges are assessed through the redemption of units:
   ANNUAL CONTRACT FEE
   Each year on the contract anniversary (or at the time of
     surrender of the contract)................................       $30               $30
   TRANSFER FEE
     (currently no charge for the first 12 transfers each
        contract year).........................................       $10               $10

   SALES CHARGE MADE FROM PURCHASE PAYMENTS....................   No deduction      No deduction

   SURRENDER CHARGES
   A withdrawal charge may be assessed by NSLA when a contract   Ranges from 9%    Ranges from 7%
     is surrendered or a partial withdrawal of a participant's     during the        during the
     account value is made for any other reason than to make a   first year to     first year to
     plan payment to a participant. Percentages vary with the      0% in the         0% in the
     number of years from purchase.............................    ninth year       fourth year

   STATE PREMIUM TAXES
   In those jurisdictions permitting, such taxes will be
     deducted when annuity payments begin. Otherwise, they will
     be deducted from purchase payments........................  0.50% to 3.50%    0.50% to 3.50%

   OPTIONAL DEATH BENEFITS:
   These annual charges are the following percentages of the
     optional death benefit amounts:
        Optional Annual Stepped-up Death Benefit...............      0.10%             0.05%
        Optional Guaranteed Minimum Death Benefit ("GMDB").....        NA              0.25%

   OPTIONAL ENHANCED DEATH BENEFIT ("GEB")
   These annual charges are the following percentages of
     average variable account value:
        GEB at issue ages through 70...........................      0.15%             0.15%
        GEB at issue ages 71 through 75........................      0.30%             0.30%
        GEB "Plus" at issue ages through 70....................      0.30%             0.30%
        GEB "Plus" at issue ages 71 through 75.................      0.60%             0.60%

   OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")
   This annual charge is the following percentage of guaranteed
     income base...............................................      0.45%             0.45%

   OPTIONAL GUARANTEED PRINCIPAL PROTECTION ("GPP")
   This annual charge is the following percentage of contract
     value as of the beginning of the 10-year term.............      0.20%             0.25%

                                                                     (continued)

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

(4) FUND SUBSTITUTIONS

   Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip portfolio.

(5) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of NSLA which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, NSLA does not provide income taxes within the Account.

NATIONAL SECURITY LIFE AND ANNUITY VARIABLE ACCOUNT N

 INDEPENDENT AUDITORS' REPORT

The Board of Directors of National Security Life and Annuity Company and Contract Owners of National Security Life and Annuity Variable Account N:

We have audited the accompanying statements of assets and contract owners' equity of National Security Life and Annuity Variable Account N (compromised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for the period from March 18, 2003 (commencement of operations) through December 31, 2003. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and the financial highlights for the period from March 31, 2003 (commencement of operations) through December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

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                                        23

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                                        24

OHIO NATIONAL VARIABLE ACCOUNT N
Post Office Box 371
Cincinnati, Ohio 45201

Form 1322-NSLAC  Rev.  2-04